SITE CLOSURE PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
SITE CLOSURE PROVISIONS
Schedule of reconciliation of changes in site closure provisions

	Camino Rojo	Cerro Quema
	Project	Project	Total
At December 1, 2020	$232	$343	$575
Decrease in estimated cash flows	(57)	—	(57)
At December 31, 2020	$175	$343	$518
Increase in estimated cash flows resulting from current activities	4,738	—	4,738
Accretion during the period	223	—	223
Foreign exchange	(19)	—	(19)
At December 31, 2021	$5,117	$343	$5,460

Schedule of inputs used for site closure provisions

	Camino Rojo	Cerro Quema
Year ended December 31, 2021	Project	Project
Estimated settlement dates	2029 to 2041	2022
Undiscounted risk-adjusted cash flows	$6,091	$—
Inflation rate	5.55%	—
Discount rate	7.43%	—